Organization Organization	8 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
American Realty Capital Trust IV, Inc. (the “Company”) was incorporated on February 14, 2012, as a Maryland corporation that intends to qualify as a real estate investment trust (“REIT”) for U.S. federal income tax purposes beginning with the taxable year ending December 31, 2012. On June 8, 2012, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis of up to 60.0 million shares of common stock, $0.01 par value per share, at a price of $25.00 per share, subject to certain volume and other discounts, pursuant to a registration statement on Form S-11 (File No. 333-180274) (the "Registration Statement") filed with the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended. The Registration Statement also covers up to 10.0 million shares of common stock pursuant to a distribution reinvestment plan (the “DRIP”) under which common stock holders may elect to have their distributions reinvested in additional shares of common stock.
Until the first quarter following the Company’s acquisition of at least $1.2 billion in total investment portfolio assets, the per share purchase price in the IPO will be up to $25.00 per share (including the maximum allowed to be charged for commissions and fees) and shares issued under the DRIP will initially be equal to $23.75 per share, which is 95% of the initial offering price in the IPO. Thereafter, the per share purchase price will vary quarterly and will be equal to the net asset value (“NAV”) divided by the number of shares outstanding as of the end of business on the first day of each fiscal quarter after giving effect to any share purchases or repurchases effected in the prior quarter plus applicable commissions and fees, and the per share purchase price in the DRIP will be equal to NAV per share.
On September 10, 2012, the Company had raised proceeds sufficient to break escrow in connection with the IPO. As of September 30, 2012 the Company had 0.4 million shares of common stock outstanding, including unvested restricted shares. Total gross proceeds from these issuances were $9.0 million. As of September 30, 2012, the aggregate value of all common share issuances, excluding unvested restricted stock, was $9.3 million, based on a per share value of $25.00.
The Company was formed to primarily acquire a diversified portfolio of commercial properties, comprised primarily of free-standing single-tenant properties that are net leased to investment grade and other creditworthy tenants. All such properties may be acquired and operated by the Company alone or jointly with another party. The Company may also originate or acquire first mortgage loans secured by real estate. The Company purchased its first property and commenced active operations in September 2012. As of September 30, 2012, the Company owned one property with a base purchase price of $1.1 million, comprised of 9,026 rentable square feet which is 100% leased.
Substantially all of the Company's business is conducted through American Realty Capital Operating Partnership IV, L.P. (the “OP”), a Delaware limited partnership. The Company is the sole general partner and holds substantially all of the units of limited partner interests in the OP ("OP units"). Additionally, American Realty Capital Trust IV Special Limited Partner, LLC (the "Special Limited Parter") contributed $2,000 to the OP in exchange for 88 units of limited partner interest in the OP, which represents a nominal percentage of the aggregate OP ownership. The limited partner interests have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interests are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP’s assets.
The Company has no paid employees. The Company has retained American Realty Capital Advisors IV, LLC (the “Advisor”) to manage its affairs on a day-to-day basis. American Realty Capital Properties IV, LLC (the “Property Manager”) serves as the Company's property manager. Realty Capital Securities (the "Dealer Manager"), an affiliate of the Sponsor, serves as the dealer manager of the IPO. The Advisor, Property Manager and Dealer Manager are related parties and will receive compensation and fees for services related to the IPO and the investment and management of our assets. The Advisor, Property Manager and Dealer Manager will receive fees during the offering, acquisition, operational and liquidation stages.